TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2012
Transactions With Affiliates And Affiliated Entities Tables
Schedule of Management Fees
	Amounts Incurred (in millions)
	2012	2011	2010
Management Fees	$24.2	$17.8	$16.8
Expense Reimbursement	0.5	0.5	0.5
Incentive Compensation	—	—	—